General Information	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL INFORMATION

NOTE 1 – GENERAL INFORMATION

a.	General

Enlivex Therapeutics Ltd. (the “Parent” and, including its consolidated subsidiaries, “we”, “us”, “our” or the “Company”) was originally incorporated on January 22, 2012 under the laws of the State of Israel as Bioblast Pharma Ltd.

In January 2015, Bioblast Pharma Inc. was established in the State of Delaware as a wholly owned subsidiary of the Parent (the “Subsidiary”).

On March 26, 2019, upon consummation of a merger transaction between the Parent and Enlivex Therapeutics R&D Ltd., (“Enlivex R&D”, formerly known as Enlivex Therapeutics Ltd.), whereby Enlivex R&D merged with Treblast Ltd. (a subsidiary of the Parent) with Enlivex R&D remaining as the surviving entity in the merger (the “Merger”), the Parent changed its name to Enlivex Therapeutics Ltd.

The Merger has been treated as a reverse recapitalization of the Parent for financial accounting and reporting purposes, as such, Enlivex R&D is treated as the acquirer and the Parent is treated as the acquired entity.

Excess of consideration paid over net assets acquired and other merger-related costs were recorded as a charge to additional paid-in capital as discussed in Note 7.

As a result, the financial statements of the Company prior to the Merger are the historical financial statements of Enlivex R&D whereas the financial statements of the Company after the Merger reflect the results of the consolidated operations. All historical information presented herein has been retroactively restated to reflect the effect of the merger shares exchange ratio, reverse stock split and change to the authorized number of Ordinary Shares, in each case effected in connection with the Merger and in accordance with Accounting Standards Codification Topic 260, “Earnings Per Share”.

The Company is a clinical-stage immunotherapy company. Enlivex R&D was incorporated in September 2005 under the laws of the State of Israel and has been engaged since inception in the development of an allogeneic drug pipeline for immune system rebalancing. Immune system rebalancing is critical for the treatment of life-threatening immune and inflammatory conditions, which involve the hyper-expression of cytokines (Cytokine Release Syndrome) and for which there are no U.S. Food and Drug Administration (“FDA”) approved treatments, as well as treating solid tumors via modulating immune-checkpoint rebalancing. The Company’s innovative immunotherapy candidate, Allocetra™, is a novel immunotherapy candidate based on a unique mechanism of action that targets clinical indications that are defined as “unmet medical needs,” such as preventing or treating complications associated with bone marrow transplants and/or hematopoietic stem cell transplants, sepsis and acute multiple organ failure. The Company also intends to develop its cell-based therapy to be combined with currently effective treatments of solid tumors via immune checkpoint rebalancing to increase the efficacy of various anti-cancer therapies, including Chimeric Antigen Receptor T-Cell Therapy and therapies targeting T-Cell Receptor Therapy. The Company’s development is based on the discoveries of Professor Dror Mevorach, an expert on clearance of dying (apoptotic) cells, in his laboratory in the Hadassah University Hospital located in the State of Israel.

At the closing of the Merger, the Parent, Enlivex R&D, the Parent’s pre-Merger CEO, as representative of the pre-Merger Parent’s shareholders, and a rights agent entered into a Contingent Value Rights Agreement (the “CVR Agreement”). Pursuant to the CVR Agreement, the Parent’s shareholders immediately prior to the Merger received one CVR for each of the Parent’s’ ordinary shares held of record immediately prior to the closing of the Merger. Each CVR represents the right to receive payments based on the Parent’s pre-Merger clinical development programs. CVR holders are entitled to receive 100% of any payments up to $20,000 received by the Company and 50% of any subsequent consideration in excess of such amount, in each case, net of all related transaction expenses.

On February 19, 2019, the Parent sold its pre-Merger clinical development programs for “Trehalose” to Seelos Therapeutics, Inc. (“Seelos”), a clinical-stage biopharmaceutical company. Under the terms of the agreement between the Parent and Seelos, Seelos paid $1,500 upon closing and paid an additional $2,000 upon the first anniversary of the closing. Seelos has agreed to pay additional milestone payments of up to $17,000 upon completion of the related clinical study for Trehalose and approval of a New Drug Application by the FDA, as well as royalties.

The Company’s ordinary shares, NIS 0.40 per share (“Ordinary Shares” or “ordinary shares”), are traded under the symbol “ENLV” on both the Nasdaq Capital Market and on the on the Tel Aviv Stock Exchange.

b.	Financial resources

The Company devotes substantially all of its efforts toward research and development activities and raising capital. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding before the Company achieves sustainable revenues and profit from operations.

Research and development activities have required significant capital investment since the Company’s inception. The Company expects its operations to continue to require cash investment to pursue the Company’s research and development activities, including preclinical studies, formulation development, clinical trials and related drug manufacturing. The Company has not generated any revenues or product sales and has not achieved profitable operations or positive cash flow from operations. The Company’s has experienced net losses since its inception, and, as of December 31, 2019, had accumulated deficit of $25,673.

The Company raised $7,751 in cash in conjunction with the Merger and the issuance of shares immediately after the Merger, as well as additional cash of $22,629 subsequent to December 31, 2019 in conjunction with certain registered securities offerings. See note 16 to these audited consolidated financial statements. However, the Company expects to continue to incur additional losses for at least the next several years and over that period the Company will need to raise additional debt or equity financing or enter into partnerships to fund its development. If the Company is not able to achieve its funding requirements, it may be required to reduce discretionary spending, may not be able to continue the development of its product candidates or may be required to delay part of its development programs, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. There can be no assurances that additional financing will be secured or, if secured, will be on favorable terms. The ability of the Company to transition to profitability in the longer term is dependent on developing products and product revenues to support its expenses.

The Company’s management and board of directors are of the opinion that its current financial resources will be sufficient to continue the development of the Company’s products for at least twelve months from the filing of the Company’s Annual Report on Form 20-F for the year ended December 31, 2019, of which these audited consolidated financial statements form a part.